Earnings Per Share (Tables)	Nov. 18, 2019
Earnings Per Share [Abstract]
Earnings Per Share Computation
The following table presents the calculation of Dominion Energy’s basic and diluted EPS:

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018

(millions, except EPS)

Net income (loss) attributable to Dominion Energy - Basic	$54	$449	$(626)	$952

Dilutive effect of Series A Preferred Stock	(13)	—	—	—

Net income (loss) attributable to Dominion Energy - Diluted	41	449	(626)	952

Average shares of common stock outstanding – Basic	802.5	652.8	797.8	651.6

Net effect of dilutive securities	0.1	0.3	—	0.2

Average shares of common stock outstanding – Diluted	802.6	653.1	797.8	651.8

Earnings Per Common Share – Basic	$0.07	$0.69	$(0.78)	$1.46

Earnings Per Common Share – Diluted	$0.05	$0.69	$(0.78)	$1.46